Related Party Transactions - Schedule of Related Party Transactions (Details) - Gemini Direct Investment LLC and Subsidiaries [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Related party receivables	$ 26,348,772	$ 18,086,825
TVP Investments, LLC [Member]
Related party receivables	1,564,413	431,676
Media Lodge, Inc [Member]
Related party receivables	1,578,389	456,500
Media Lodge, Inc [Member]
Related party receivables	(1,334,662)	(531,468)
Media Lodge, LLC [Member]
Related party receivables	242,746	829,193
GDI Air [Member]
Related party receivables	1,928,725	1,757,725
Other Related Parties [Member]
Related party receivables	$ 22,369,161	$ 15,143,199